Cost of Revenues - Schedule of Cost of Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Cost of revenues	$ 98,459	$ 93,260	$ 84,012
Bandwidth costs [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	40,373	35,454	22,211
Content costs, including amortization [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	34,671	35,964	46,671
Payment handling fees [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	11,961	12,401	8,505
Depreciation of servers and other equipment [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	5,652	4,317	3,271
Games revenue sharing costs and others [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	$ 5,802	$ 5,124	$ 3,354